Expense Example {- Emerging Markets Portfolio} - 02.28 VIP Emerging Markets Portfolio Investor PRO-11 - Emerging Markets Portfolio - VIP Emerging Markets Portfolio-Investor VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 101
3 years	315
5 years	547
10 years	$ 1,213